COMMITMENTS AND CONTINGENCIES	12 Months Ended
Feb. 28, 2019
Commitments and Contingencies Disclosure [Abstract]
Commitments Contingencies and Guarantees [Text Block]
19.	COMMITMENTS AND CONTINGENCIES

Lease commitment

The Group leases certain office premises under non-cancellable leases, the term of which are fifteen years or less and are renewable upon negotiation. Rental expenses under operating leases for the years ended February 28, 2017, 2018 and 2019 were $148,641, $224,842 and $ 280,681, respectively.

Future minimum payments under non-cancellable operating leases as of February 28, 2019 were as follows:

Fiscal year ending
February 2020	$270,093
February 2021	285,653
February 2022	258,355
February 2023	207,371
February 2024	143,145
Thereafter	178,642

Total	$1,343,259

Investment commitment

The Group was obligated to pay $118,366 for
several long-term investments under various arrangements as of February 28, 2019 with payment due within one year.

Capital commitment

As of February 28, 2019, the Group had outstanding capital commitments totaling $26,296, mainly relating to capital expenditures on leasehold improvement with payment due within one year.

Contingencies

As of February 28, 2019, the Group remains in the process of preparing filings and applying for permits of certain learning centers. The Group cannot reasonably estimate the contingent liability of without the filling of the permit, no liabilities is recorded as of February 28, 2019.

From time to time, the Group is subject to legal proceedings and claims incidental to the conduct of its business. The Group accrues the liability when the loss is probable and reasonably estimable.